(Institutional) | (Delaware Smid Cap Growth Fund)
What is the Fund's investment objective?
Delaware Smid Cap Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Smid Cap Growth Fund)	Institutional Class (Institutional)
Management fees	0.73%
Distribution and service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	1.02%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Smid Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	104	325	563	1,248

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in common stocks of growth-oriented companies that its investment manger, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. The Manager generally focuses on small- to mid-sized companies. The Manager will generally consider small- to mid-sized companies to be companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500™ Growth Index. As of the latest reconstitution on June 24, 2011, the average market capitalization of a company in the Russell 2500 Growth Index was approximately $1.411 billion and the median market capitalization was approximately $843 million. At that time, the Index had a total market capitalization range of approximately $31 million to $7.475 billion.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% policy). The Fund's 80% policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, the Manager seeks to select securities of companies that it believes have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. The Manager also considers a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give the Manager insight into the outlook for a company, helping it identify companies poised for sustainable free cash flow growth. The Manager believes that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Limited number of stocks risk — The possibility that a single security's increase or decrease in value may have a greater impact on the fund's value and total return because the fund may hold larger positions in fewer securities than other funds.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

Futures and options risk — The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

How has Delaware Smid Cap Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Effective January 21, 2010, the Fund transitioned to invest primarily in common stocks of small-to-medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to this time, the Fund invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap® Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 18.63% for the quarter ended March 31, 2003 and its lowest quarterly return was -25.76% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Smid Cap Growth Fund) (Institutional)	1 Year	5 Years	10 years
Institutional Class	8.28%	6.99%	6.77%
Institutional Class return after taxes on distributions	7.32%	5.81%	6.02%
Institutional Class return after taxes on distributions and sale of Fund shares	5.78%	5.60%	5.70%
Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.57%)	2.89%	5.23%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.